Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes

Note 9. Income Taxes

Due to net losses in 2016 and 2015, the Company had no material current, deferred, or total income tax expense in the years ended December 31, 2016 and 2015.

The geographical distribution of loss before income taxes are summarized below:

	December 31,
	2016	2015
United States	$(6,501,997)	$(9,740,066)
Foreign	(235,623)	—

Total	$(6,737,620)	$(9,740,066)

Loss resulting from discontinued operations	$(5,305,894)	$(6,168,480)

Taxes allocated to discontinued operations	21,700	—

A reconciliation of income tax expense for continuing operations with amounts determined by applying the statutory U.S. federal income tax rate to income before income taxes is as follows:

	December 31,
	2016	2015
Tax on the loss before income tax expense computed at the federal statutory rate of 34%	$(2,290,862)	$(3,311,267)
State tax (benefit) at statutory rate, net of federal benefit	(136,982)	(568,213)
Foreign Rate Differential	35,343	—
Change in Valuation Allowance	2,355,170	1,826,219
Change in research and development credits	(129,974)	(60,991)
Stock Based Compensation - ISO	274,506	—
Change in fair value of warrants	(619,067)	1,493,215
Other	511,866	621,037

Effective income tax rate	—%	—%

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities are as follows at December 31, 2016 and 2015:

	December 31,
	2016	2015
Non-Current Deferred Tax Assets:
Reserves and accruals	$159,163	$152,137
Assets held for sale	63,540	144,606
Net Operating Loss Carryforwards	30,291,080	26,174,912
Research and development credits carryforwards	1,580,253	1,381,296
Intangible Assets	(74,376)	(77,168)
Fixed Assets	(1,764)	3,242

Total Non-Current Deferred Tax Assets	32,017,896	27,779,025

Valuation Allowance	(32,017,896)	(27,779,025)

Net Deferred Tax Liability	$—	$—

The Company has recorded a full valuation allowance against its net deferred tax assets as it believes that it is more likely than not that such assets will not be realized. The valuation allowance increased by $4,238,871 from December 31, 2015 to December 31, 2016 primarily due to the generation of current year net operating losses and research and development credits claimed.

As of December 31, 2016, the Company had $80 million of federal, $52 million of state and $235,000 of United Kingdom net operating losses available to offset future taxable income. The federal net operating loss carryforwards begins to expire in 2019, the state net operating loss carryforwards will begin to expire in 2017 and the foreign net operating loss carryforward can be carried forward indefinitely. As of December 31, 2016, the Company also had $1.5 million of federal and $1.2 million of state research and development credit carryforwards. The federal research and development credit carryforward begins to expire in 2024 and the state research and development credit can be carried forward indefinitely.

United States taxes and foreign withholding taxes have not been provided on undistributed earnings for non-United States subsidiaries as of December 31, 2016, as the earnings, if any, are intended to be indefinitely reinvested.

The following tables summarize the activities of gross unrecognized tax benefits:

	December 31,
	2016	2015
Beginning balance	$691,697	$673,247
Increase related to prior year tax positions	—	—
Decreases related to prior year tax positions	35,804	(13,207)
Increase related to current year tax positions	67,461	31,657
Decreases related to current year tax positions	—	—

Ending Balance	$794,962	$691,697

The amount of unrecognized tax benefits that would impact the effective tax rate were approximately none and none as of December 31, 2016 and December 31, 2015, respectively. As of December 31, 2016, unrecognized tax benefits of $794,962 would be offset by a change in valuation allowance.

The Company files income tax returns in the U.S. federal jurisdiction, certain state jurisdictions and the United Kingdom. In the normal course of business, the Company is subject to examination by federal, state, local and foreign jurisdictions, where applicable. In the U.S federal jurisdiction, tax years 1999 forward remain open to examination, in the state tax jurisdiction, years 2005 forward remain open to examination and in the foreign jurisdiction 2015 remain open to examination. The Company is currently not under audit by any federal, state or local jurisdiction.

The Company uses the “more likely than not” criterion for recognizing the tax benefit of uncertain tax positions and to establish measurement criteria for income tax benefits. The Company has determined it has no material unrecognized assets or liabilities related to uncertain tax positions as of December 31, 2016. The Company does not anticipate any significant changes in such uncertainties and judgments during the next 12 months. In the event the Company should need to recognize interest and penalties related to unrecognized tax liabilities, this amount will be recorded as a component of other expense.